INCOME TAXES (DETAILS 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
At the beginning of the year	$ 767	$ 766	$ 968
Changes in prior year tax losses carry forward	168	0	0
Current year (reduction) addition	(130)	1	(160)
Disposal of subsidiaries	0	0	(42)
At the end of the year	$ 805	$ 767	$ 766